Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2013

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance and	$17,566,804,350	A (i)	$19,282,955,303
(ii) Asset Percentage Adjusted True Balance		A (ii)	$17,566,804,350
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-
D = Substitute Assets and/or Authorized Investments	-
Z = Negative Carry Factor calculation	$331,766,010
Total: A + B + C + D - Z	$17,235,038,340

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2013	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$19,651,513,721
Current Month Ending Balance	$19,278,620,552
Number of Mortgage Loans in Pool	131,666
Average Loan Size	$146,421
Number of Properties	114,966
Number of Borrowers	112,670

Weighted Average LTV - Authorized	70.07%
Weighted Average LTV - Drawn	61.65%
Weighted Average Rate	3.18%
Weighted Average Original Term	56.83	(Months)
Weighted Average Remaining Term	28.92	(Months)
Weighted Average Seasoning	27.92	(Months)

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	131,532	99.90	$19,255,086,246	99.88
30 to 59 days past due	79	0.06	$14,821,064	0.08
60 to 89 days past due	22	0.02	$4,271,010	0.02
90 or more days past due	33	0.03	$4,442,232	0.02
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
May 31, 2013	$149,278	0.01%

Cover Pool Flow of Funds

	31-May-2013		30-Apr-2013
Cash Inflows
Principal Collections	$372,743,891		$345,066,179
Repurchase			$244,763,707
Interest Collections	$56,079,107		$60,026,361
Swap Interest Received	$49,719,228	1	$49,196,625	2
Cash Outflows
Swap Interest Paid	($56,079,107)	1	($60,026,361)	2
Intercompany Loan Interest	($49,619,789)	1	($49,098,231)	2
Intercompany Loan Principal	($372,743,891)	1	($345,066,179)	2
Intercompany loan Repayment		1	($244,763,707)	2
Net Inflows/(Outflows)	$99,438		$98,393
Notes:
1. Cash settlement to occur on June 17, 2013
2. Cash settlement occurred on May 17, 2013

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	16,664	12.66	$2,704,404,047	14.03
British Columbia	25,742	19.55	$4,907,569,225	25.46
Manitoba	4,691	3.56	$475,269,226	2.47
New Brunswick	1,910	1.45	$155,391,569	0.81
Newfoundland	1,266	0.96	$127,436,993	0.66
Northwest Territories	85	0.06	$13,510,431	0.07
Nova Scotia	3,761	2.86	$347,033,289	1.80
Nunavut	3	0.00	$280,093	0.00
Ontario	52,092	39.56	$7,804,257,498	40.48
Prince Edward Island	443	0.34	$37,934,357	0.20
Quebec	21,056	15.99	$2,246,540,942	11.65
Saskatchewan	3,864	2.93	$446,129,211	2.31
Yukon	89	0.07	$12,863,672	0.07
Total	131,666	100.00	$19,278,620,552	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2013	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2013

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	6	0.00	$2,259,043	0.01
499 and below	101	0.08	$12,358,132	0.06
500 - 539	62	0.05	$7,516,313	0.04
540 - 559	82	0.06	$10,864,588	0.06
560 - 579	173	0.13	$25,570,733	0.13
580 - 599	356	0.27	$52,326,996	0.27
600 - 619	656	0.50	$97,705,632	0.51
620 - 639	1,670	1.27	$259,247,307	1.34
640 - 659	2,935	2.23	$469,719,086	2.44
660 - 679	4,437	3.37	$687,257,508	3.56
680 - 699	5,874	4.46	$916,946,305	4.76
700 - 719	7,551	5.73	$1,199,536,327	6.22
720 - 739	8,368	6.36	$1,286,693,917	6.67
740 - 759	9,120	6.93	$1,407,445,915	7.30
760 - 779	9,860	7.49	$1,509,259,357	7.83
780 - 799	10,901	8.28	$1,691,183,269	8.77
800 and above	69,514	52.80	$9,642,730,125	50.02
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	83,374	63.32	$11,293,028,998	58.58
Variable	48,292	36.68	$7,985,591,555	41.42
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,273	8.56	$1,793,785,787	9.30
Owner Occupied	120,393	91.44	$17,484,834,765	90.70
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	24	0.02	$4,589,006	0.02
2.0000% - 2.4999%	22,521	17.10	$4,250,834,435	22.05
2.5000% - 2.9999%	33,777	25.65	$5,158,081,088	26.76
3.0000% - 3.4999%	20,408	15.50	$2,862,583,297	14.85
3.5000% - 3.9999%	35,170	26.71	$4,914,711,685	25.49
4.0000% - 4.4999%	12,993	9.87	$1,438,197,727	7.46
4.5000% - 4.9999%	1,441	1.09	$151,072,859	0.78
5.0000% - 5.4999%	2,072	1.57	$230,438,438	1.20
5.5000% - 5.9999%	2,397	1.82	$209,401,449	1.09
6.0000% - 6.4999%	826	0.63	$55,586,149	0.29
6.5000% - 6.9999%	28	0.02	$2,724,168	0.01
7.0000% and above	9	0.01	$400,250	0.00
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,657	14.93	$2,481,632,516	12.87
12.00 - 23.99	26,726	20.30	$3,831,463,864	19.87
24.00 - 35.99	49,839	37.85	$7,543,788,779	39.13
36.00 - 47.99	23,135	17.57	$3,646,639,910	18.92
48.00 - 59.99	10,079	7.65	$1,484,913,251	7.70
60.00 - 71.99	1,194	0.91	$156,130,773	0.81
72.00 - 83.99	876	0.67	$109,808,488	0.57
84.00 and above	160	0.12	$24,242,972	0.13
Total	131,666	100.00	$19,278,620,552	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2013	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	57,526	43.69	$3,024,593,244	15.69
100,000 - 149,999	24,416	18.54	$3,043,612,953	15.79
150,000 - 199,999	18,626	14.15	$3,229,068,685	16.75
200,000 - 249,999	11,574	8.79	$2,583,451,682	13.40
250,000 - 299,999	7,460	5.67	$2,036,776,299	10.56
300,000 - 349,999	4,350	3.30	$1,405,053,816	7.29
350,000 - 399,999	2,590	1.97	$964,736,540	5.00
400,000 - 449,999	1,548	1.18	$654,839,684	3.40
450,000 - 499,999	1,048	0.80	$496,177,205	2.57
500,000 - 549,999	641	0.49	$335,411,782	1.74
550,000 - 599,999	458	0.35	$262,808,741	1.36
600,000 - 649,999	310	0.24	$192,968,853	1.00
650,000 - 699,999	244	0.19	$164,318,183	0.85
700,000 - 749,999	187	0.14	$135,321,712	0.70
750,000 - 799,999	119	0.09	$91,579,162	0.48
800,000 - 849,999	86	0.07	$70,612,229	0.37
850,000 - 899,999	54	0.04	$47,175,626	0.24
900,000 - 949,999	66	0.05	$61,072,435	0.32
950,000 - 999,999	68	0.05	$66,149,019	0.34
1,000,000 and above	295	0.22	$412,892,703	2.14
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	13,721	10.42	$1,956,251,728	10.15
Detached	101,129	76.81	$14,845,519,657	77.01
Duplex	2,698	2.05	$386,733,846	2.01
Fourplex	657	0.50	$121,480,075	0.63
Other	305	0.23	$39,945,169	0.21
Row (Townhouse)	6,639	5.04	$980,649,946	5.09
Semi-detached	5,772	4.38	$827,093,676	4.29
Triplex	745	0.57	$120,946,456	0.63
Total	131,666	100.00	$19,278,620,552	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	4,902	4.26	$154,684,355	0.80
20.01 - 25.00	1,764	1.53	$108,689,474	0.56
25.01 - 30.00	1,912	1.66	$148,000,109	0.77
30.01 - 35.00	2,278	1.98	$208,262,978	1.08
35.01 - 40.00	2,876	2.50	$303,445,047	1.57
40.01 - 45.00	3,019	2.63	$358,568,824	1.86
45.01 - 50.00	4,412	3.84	$574,030,874	2.98
50.01 - 55.00	4,762	4.14	$704,219,538	3.65
55.01 - 60.00	6,180	5.38	$1,008,710,090	5.23
60.01 - 65.00	9,047	7.87	$1,716,635,602	8.90
65.01 - 70.00	7,059	6.14	$1,404,286,492	7.28
70.01 - 75.00	20,860	18.14	$3,127,695,420	16.22
75.01 - 80.00	45,767	39.81	$9,442,311,036	48.98
> 80.00 or Not Available*	128	0.11	$19,080,716	0.10
Total	114,966	100.00	$19,278,620,552	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,038	7.86	$364,460,784	1.89
20.01 - 25.00	3,720	3.24	$283,386,633	1.47
25.01 - 30.00	4,303	3.74	$391,786,539	2.03
30.01 - 35.00	4,817	4.19	$509,820,474	2.64
35.01 - 40.00	5,615	4.88	$679,499,783	3.52
40.01 - 45.00	6,103	5.31	$825,164,611	4.28
45.01 - 50.00	7,224	6.28	$1,073,854,882	5.57
50.01 - 55.00	8,277	7.20	$1,348,124,406	6.99
55.01 - 60.00	9,644	8.39	$1,724,537,912	8.95
60.01 - 65.00	10,898	9.48	$2,154,182,912	11.17
65.01 - 70.00	10,505	9.14	$2,169,190,498	11.25
70.01 - 75.00	14,638	12.73	$3,078,836,841	15.97
75.01 - 80.00	20,034	17.43	$4,648,766,383	24.11
> 80.00 or Not Available*	150	0.13	$27,007,895	0.14
Total	114,966	100.00	$19,278,620,552	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2013	Page 4 of 4